Quarterly Holdings Report
for
Fidelity® SAI Inflation-Protected Bond Index Fund
September 30, 2024

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SPB-NPRT3-1124
1.9916287.100
U.S. Treasury Obligations - 99.5%
	Yield (%) (a)	Principal Amount (b)	Value ($)
US Treasury Bonds Inflation-Indexed 0.125% 2/15/2051	1.87 to 1.95	14,713,100	11,239,562
US Treasury Bonds Inflation-Indexed 0.125% 2/15/2052	1.94	3,382,900	2,380,871
US Treasury Bonds Inflation-Indexed 0.25% 2/15/2050	1.97	3,007,200	2,445,187
US Treasury Bonds Inflation-Indexed 0.625% 2/15/2043	1.82 to 2.06	16,279,700	17,896,772
US Treasury Bonds Inflation-Indexed 0.75% 2/15/2042	1.87 to 2.03	11,176,600	12,981,102
US Treasury Bonds Inflation-Indexed 0.75% 2/15/2045	1.92 to 1.98	12,674,900	13,547,861
US Treasury Bonds Inflation-Indexed 0.875% 2/15/2047	1.91 to 2.08	16,994,800	17,801,633
US Treasury Bonds Inflation-Indexed 1% 2/15/2046	1.94 to 1.99	10,848,900	12,013,442
US Treasury Bonds Inflation-Indexed 1% 2/15/2048	1.84 to 2.08	13,502,000	14,166,153
US Treasury Bonds Inflation-Indexed 1% 2/15/2049	1.90 to 1.98	13,001,600	13,272,853
US Treasury Bonds Inflation-Indexed 1.375% 2/15/2044	1.90 to 1.97	9,038,300	11,136,901
US Treasury Bonds Inflation-Indexed 1.5% 2/15/2053	1.83 to 2.05	17,700,500	16,950,716
US Treasury Bonds Inflation-Indexed 1.75% 1/15/2028	1.61 to 1.71	11,093,900	16,795,365
US Treasury Bonds Inflation-Indexed 2% 1/15/2026	2.43 to 2.72	9,480,000	14,998,639
US Treasury Bonds Inflation-Indexed 2.125% 2/15/2040	1.79 to 1.86	8,031,100	12,206,984
US Treasury Bonds Inflation-Indexed 2.125% 2/15/2041	1.76 to 1.86	5,450,900	8,199,398
US Treasury Bonds Inflation-Indexed 2.125% 2/15/2054	1.90 to 2.06	20,926,500	22,322,935
US Treasury Bonds Inflation-Indexed 2.375% 1/15/2027	1.82 to 1.94	9,369,300	14,855,423
US Treasury Bonds Inflation-Indexed 2.5% 1/15/2029	1.41 to 1.62	5,289,200	8,083,354
US Treasury Bonds Inflation-Indexed 3.375% 4/15/2032	1.50 to 1.64	4,029,500	8,070,271
US Treasury Bonds Inflation-Indexed 3.625% 4/15/2028	1.52 to 1.75	10,073,100	20,997,779
US Treasury Bonds Inflation-Indexed 3.875% 4/15/2029	1.46 to 1.64	11,822,300	24,971,417
US Treasury Notes Inflation-Indexed 0.125% 1/15/2030	1.40 to 1.57	26,042,900	29,715,232
US Treasury Notes Inflation-Indexed 0.125% 1/15/2031	1.48 to 1.72	32,473,700	36,067,200
US Treasury Notes Inflation-Indexed 0.125% 1/15/2032	1.46 to 1.63	39,820,800	40,854,084
US Treasury Notes Inflation-Indexed 0.125% 10/15/2025	2.23 to 2.43	28,278,600	33,616,496
US Treasury Notes Inflation-Indexed 0.125% 10/15/2026	1.69 to 1.84	31,043,400	34,751,184
US Treasury Notes Inflation-Indexed 0.125% 4/15/2026	2.26 to 2.35	16,251,900	18,952,577
US Treasury Notes Inflation-Indexed 0.125% 4/15/2027	1.58 to 1.88	38,408,600	41,197,841
US Treasury Notes Inflation-Indexed 0.125% 7/15/2026	1.56 to 2.11	26,462,300	33,853,169
US Treasury Notes Inflation-Indexed 0.125% 7/15/2030	1.36 to 1.50	33,867,400	38,648,316
US Treasury Notes Inflation-Indexed 0.125% 7/15/2031	1.42 to 1.69	35,840,000	38,491,845
US Treasury Notes Inflation-Indexed 0.25% 7/15/2029	1.32 to 1.49	24,571,500	28,675,187
US Treasury Notes Inflation-Indexed 0.375% 1/15/2027	1.76 to 1.94	26,502,000	33,532,138
US Treasury Notes Inflation-Indexed 0.375% 7/15/2027	1.52 to 1.66	25,588,400	31,999,728
US Treasury Notes Inflation-Indexed 0.5% 1/15/2028	1.37 to 1.89	26,466,200	32,683,120
US Treasury Notes Inflation-Indexed 0.625% 1/15/2026	2.05 to 2.48	29,976,800	38,923,772
US Treasury Notes Inflation-Indexed 0.625% 7/15/2032	1.52 to 1.74	39,620,900	40,178,566
US Treasury Notes Inflation-Indexed 0.75% 7/15/2028	1.45 to 1.56	23,733,500	29,086,162
US Treasury Notes Inflation-Indexed 0.875% 1/15/2029	1.52 to 1.61	21,107,700	25,675,077
US Treasury Notes Inflation-Indexed 1.125% 1/15/2033	1.52 to 1.81	48,419,600	49,353,157
US Treasury Notes Inflation-Indexed 1.25% 4/15/2028	1.52 to 1.74	35,541,400	36,926,017
US Treasury Notes Inflation-Indexed 1.375% 7/15/2033	1.49 to 1.65	36,902,900	37,692,165
US Treasury Notes Inflation-Indexed 1.625% 10/15/2027	1.50 to 1.64	35,176,300	37,602,402
US Treasury Notes Inflation-Indexed 1.75% 1/15/2034	1.57 to 1.83	51,425,600	53,231,476
US Treasury Notes Inflation-Indexed 1.875% 7/15/2034	1.53 to 1.69	30,665,500	31,502,170
US Treasury Notes Inflation-Indexed 2.125% 4/15/2029	1.45 to 1.80	44,148,400	46,153,120
US Treasury Notes Inflation-Indexed 2.375% 10/15/2028	1.46 to 1.57	37,552,200	40,058,969
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,233,024,054)			1,236,755,788

Money Market Funds - 0.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c) (Cost $2,799,761)	4.89	2,799,202	2,799,761

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $1,235,823,815)	1,239,555,549
NET OTHER ASSETS (LIABILITIES) - 0.3%	4,350,842
NET ASSETS - 100.0%	1,243,906,391

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	-	23,126,418	20,326,657	17,741	-	-	2,799,761	0.0%
Total	-	23,126,418	20,326,657	17,741	-	-	2,799,761

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

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